Note 6 - Convertible Debentures (Details Textual) - USD ($)			12 Months Ended
	Sep. 29, 2020	Jun. 26, 2020	Dec. 31, 2020	Dec. 31, 2019	Sep. 30, 2020	Sep. 24, 2020
Proceeds from Convertible Debt			$ 888,500
Number of Common Stock Securities Called by Each Unit (in shares)	1
Amortization of Debt Discount (Premium)			124,185
Conversion from Convertible Debentures to Conversion Units [Member]
Debt Instrument, Convertible, Conversion Price (in dollars per share)	$ 4
Debt Conversion, Original Debt, Amount	$ 1,200,000
Debt Conversion, Accrued Interest Amount	$ 14,667
Debt Conversion, Converted Instrument, Shares Issued (in shares)	303,668
Conversion from Convertible Debentures to Conversion Units [Member] | Conversion Units Tranche One [Member]
Debt Conversion, Converted Instrument, Shares Issued (in shares)	177,626
Number of Common Stock Securities Called by Each Unit (in shares)	1
Conversion from Convertible Debentures to Conversion Units [Member] | Conversion Units Tranche Two [Member]
Debt Conversion, Converted Instrument, Shares Issued (in shares)	126,042
June 2020 Warrants [Member]
Warrants and Rights Outstanding, Term (Year)		5 years
Class of Warrant or Right, Number of Securities Called by Warrants or Rights (in shares)		120,000
Class of Warrant or Right, Exercise Price of Warrants or Rights (in dollars per share)	$ 5	$ 10			$ 5
Warrants and Rights Outstanding		$ 457,833
Payments of Debt Issuance Costs		$ 161,500
Conversion Warrant [Member]
Class of Warrant or Right, Number of Securities Called by Each Warrant or Right (in shares)	1
Pre-Funded Warrants [Member]
Class of Warrant or Right, Number of Securities Called by Warrants or Rights (in shares)	250,000
Class of Warrant or Right, Exercise Price of Warrants or Rights (in dollars per share)	$ 0.01				$ 0.01	$ 0.01
Class of Warrant or Right, Number of Securities Called by Each Warrant or Right (in shares)	1					1
Pre-Funded Warrants [Member] | Conversion from Convertible Debentures to Conversion Units [Member] | Conversion Units Tranche Two [Member]
Number of Warrants Called by Each Unit (in shares)	1
Unit Warrants [Member]
Warrants and Rights Outstanding, Term (Year)	5 years
Class of Warrant or Right, Number of Securities Called by Warrants or Rights (in shares)	2,560,000
Class of Warrant or Right, Exercise Price of Warrants or Rights (in dollars per share)	$ 5
Class of Warrant or Right, Number of Securities Called by Each Warrant or Right (in shares)	1
Conversion Warrants [Member] | Conversion from Convertible Debentures to Conversion Units [Member] | Conversion Units Tranche One [Member]
Number of Warrants Called by Each Unit (in shares)	1
Conversion Warrants [Member] | Conversion from Convertible Debentures to Conversion Units [Member] | Conversion Units Tranche Two [Member]
Number of Warrants Called by Each Unit (in shares)	1
Convertible Debentures [Member]
Number of Institutional Investors		2
Proceeds from Convertible Debt, Gross		$ 1,050,000
Debt Instrument, Interest Rate, Stated Percentage		5.00%
Debt Instrument, Face Amount		$ 1,200,000
Proceeds from Convertible Debt		$ 888,500
Debt Instrument, Term (Year)		1 year
Gross Proceeds from Issuance of Common Stock, Public Offering		$ 6,000,000
Debt Instrument, Convertible, Conversion Price (in dollars per share)		$ 10
Percentage of Offering Price		80.00%
Debt Instrument, Convertible, Maximum Allowed Ownership of Common Stock Outstanding, Percentage		4.99%
Debt Instrument, Unamortized Discount, Total	$ 645,150	$ 769,334
Debt Conversion, Original Debt Discount		$ 150,000
Interest Expense, Debt, Total			138,851
Amortization of Debt Discount (Premium)			$ 124,185